Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

The following table presents the gross fair value of the Company’s derivative instruments not designated as hedging instruments and their locations on the consolidated balance sheets:

Derivative (liabilities)/asset	As of December 31, 2025
	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$(60,705)	$-	$(60,705)

	As of December 31, 2024
	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$294,965	$-	$294,965

Schedule of Gross Notional Value

The following table summarizes the gross notional values of the Company’s commodity contracts used for risk management purposes that were outstanding as of December 31, 2025 and 2024 :

Derivative Instruments	Units	2025	Units	2024
Commodity contracts
Long	Metric ton	5,350	Metric ton	22,550

Schedule of Realized and Unrealized Gain

The following are the amounts of realized and unrealized gains during the years ended December 31 2025, 2024 and 2023:

	Location	2025	2024	2023

Gain from commodity contracts	Cost of revenue	$197,706	$1,125,273	$407,098